The company - Key events (Details)			12 Months Ended
	Apr. 24, 2025 EUR (€) € / shares shares	Apr. 23, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Sep. 17, 2025	Jan. 27, 2025 clinicalProductCandidate	Dec. 31, 2022 shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of patients planned to be enrolled in medical study | clinicalProductCandidate							105
Increase capital, net			€ 14,932,000	€ 2,836,000	€ 0
Share capital	€ 4,609,489.9		€ 4,686,661	€ 4,192,000	€ 4,044,000
Total number of shares issued (in shares) | shares	92,189,798	83,844,411
Expected decrease in number of employees, percentage						30.00%
Common shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total number of shares issued (in shares) | shares	92,175,723		93,719,000	83,830,000	80,861,000			80,212,000
2016 Preferred shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total number of shares issued (in shares) | shares	6,494
2017 Preferred shares
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total number of shares issued (in shares) | shares	7,581
Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net			€ 417,000	€ 92,000
Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net			€ 14,515,000	€ 2,744,000
Sanofi-Aventis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net	€ 14,999,998.59
Increase capital, net (in shares) | shares	8,345,387
Share price (in EUR per share) | € / shares	€ 1.7974
Sanofi-Aventis | Share capital
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net	€ 417,269.35
Sanofi-Aventis | Share premium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net	€ 14,582,729.24
Maximum | Sanofi-Aventis | IPH6101 agreement, with Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase capital, net		€ 15,000,000